Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Financial Instruments by Category	Financial instruments by category

		12.31.2019
	Note	Amortized cost	Fair value through profit or loss	Total
Assets
Cash and cash equivalents	6	855.2	—	855.2
Financial investments	7	—	424.7	424.7
Guarantee Deposits	11	0.6	—	0.6
Collateralized accounts receivable	10	17.6	—	17.6
Contract assets		461.9	—	461.9
Trade accounts receivable, net	8	149.4	—	149.4
Derivative financial instruments	9	—	2.1	2.1
Other Assets		34.5	—	34.5

		1,519.2	426.8	1,946.0

Liabilities
Loans and financing	21	91.0	—	91.0
Trade accounts payable and others liabilities		550.8	—	550.8
Lease liability		38.6	—	38.6
Derivative financial instruments	9	—	4.5	4.5

		680.4	4.5	684.9

		12.31.2018
	Note	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
Assets
Cash and cash equivalents	6	1,280.9	—	—	1,280.9
Financial investments	7	48.8	507.8	1,370.3	1,926.9
Guarantee Deposits	11	349.7	—	—	349.7
Collateralized accounts receivable	10	235.9	—	—	235.9
Contract assets		358.0	—	—	358.0
Trade accounts receivable, net	8	318.0	—	—	318.0
Customer and commercial financing		11.7	—	—	11.7
Derivative financial instruments	9	—	—	9.5	9.5
Other Assets		66.2	—	—	66.2

		2,669.2	507.8	1,379.8	4,556.8

Liabilities
Loans and financing	21	3,647.7	—	—	3,647.7
Trade accounts payable and others liabilities		1,550.5	—	—	1,550.5
Financial guarantee and residual value	25	15.0	—	125.4	140.4
Derivative financial instruments	9	—	—	8.1	8.1

		5,213.2	—	133.5	5,346.7

Summary of Fair Value of Liabilities Measurement Using Significant Unobservable Inputs
The following table lists the Company’s financial assets and liabilities by level within the fair value hierarchy. The Company’s assessment of the significance of an
input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. On December 31, 2019, there were no changes in the fair value methodology of the financial instruments and, therefore, there were no transfers between levels.

		12.31.2019
		Fair value through profit or loss			Other categories
	Note	Level 2	Level 3	Total	of financial instruments	Fair value	Book value
Assets
Cash and cash equivalents	6	—	—	—	855.2	855.2	855.2
Financial investments	7	364.1	60.6	424.7	—	424.7	424.7
Guarantee deposits	11	—	—	—	0.6	0.6	0.6
Collateralized accounts receivable	10	—	—	—	17.6	17.6	17.6
Contract assets		—	—	—	461.9	461.9	461.9
Trade accounts receivable, net	8	—	—	—	149.4	149.4	149.4
Derivative financial instruments	9	2.1	—	2.1	—	2.1	2.1
Other assets		—	—	—	34.5	34.5	34.5

		366.2	60.6	426.8	1,519.2	1,946.0	1,946.0

Liabilities
Loans and financing	21	—	—	—	91.0	85.1	91.0
Trade accounts payable and others liabilities		—	—	—	550.8	550.8	550.8
Lease liability	17	—	—	—	38.6	38.6	38.6
Derivative financial instruments	9	4.5	—	4.5	—	4.5	4.5

		4.5	—	4.5	680.4	679.0	684.9

		12.31.2018
		Fair value through profit or loss			Other categories
	Note	Level 2	Level 3	Total	of financial instruments	Fair value	Book value
Assets
Cash and cash equivalents	6	—	—	—	1,280.9	1,280.9	1,280.9
Financial investments	7	1,818.2	59.9	1,878.1	48.8	1,926.1	1,926.9
Guarantee deposits	11	—	—	—	349.7	349.7	349.7
Collateralized accounts receivable	10	—	—	—	235.9	235.9	235.9
Contract assets		—	—	—	358.0	358.0	358.0
Trade accounts receivable, net	8	—	—	—	318.0	318.0	318.0
Customer and commercial financing		—	—	—	11.7	11.7	11.7
Derivative financial instruments	9	9.5	—	9.5	—	9.5	9.5
Other assets		—	—	—	66.2	66.2	66.2

		1,827.7	59.9	1,887.6	2,669.2	4,556.0	4,556.8

Liabilities
Loans and financing	21	—	—	—	3,647.7	3,756.8	3,647.7
Trade accounts payable and others liabilities		—	—	—	1,550.5	1,550.5	1,550.5
Financial guarantee and of residual value	25	—	125.4	125.4	15.0	140.4	140.4
Derivative financial instruments	9	8.1	—	8.1	—	8.1	8.1

		8.1	125.4	133.5	5,213.2	5,455.8	5,346.7

Summary of Company's Financial Assets and Liabilities

	Fair value of financial instruments
	using significant unobservable inputs
	(level 3)
	Assets	Liabilities
At December 31, 2017	59.6	108.9

Changes in fair value	0.3	16.5

At December 31, 2018	59.9	125.4

Changes in fair value	0.7	4.2
Reclassification to held for sale	—	(129.6)

At December 31, 2019	60.6	—

Summary of Additional Information Related to Authorization of Undiscounted Contractual Obligations and Commercial Commitments
The following table provides additional information related to undiscounted contractual obligations and commercial commitments and their respective maturities:

		Less than one	One to three	Three to five	More than
	Cash Flow	year	years	years	five years
At December 31, 2019
Loans and financing	148.5	45.8	58.5	10.5	33.7
Trade accounts payable	358.0	358.0	—	—	—
Recourse and non recourse debt	17.6	4.0	7.9	4.4	1.3
Financial guarantees	—	—	—	—	—
Other liabilities	128.1	3.2	52.8	70.4	1.7
Capital lease	38.5	7.4	12.1	5.0	14.0

Total	690.7	418.4	131.3	90.3	50.7

At December 31, 2018
Loans and financing	4,701.3	321.0	867.3	1,345.7	2,167.3
Trade accounts payable	892.1	892.1	—	—	—
Recourse and non recourse debt	341.4	324.0	7.6	6.6	3.2
Financial guarantees	152.1	51.0	39.9	31.3	29.9
Other liabilities	227.3	5.4	92.2	95.3	34.4

Total	6,314.2	1,593.5	1,007.0	1,478.9	2,234.8

Summary of Company's Cash, Cash Equivalents, Financial Investments and Loans and Financing
At December 31, 2019, the Company’s cash, cash equivalents, financial investments and loans and financing were indexed as follows:

Without derivative effect	Pre-fixed		Post-fixed		Total
	Amount	%	Amount	%	Amount	%
Cash, cash equivalents and financial investments	1,149.6	89.81%	130.4	10.19%	1,280.0	100.00%
Loans and financing	42.4	46.59%	48.6	53.41%	91.0	100.00%

With derivative effect	Pre-fixed		Post-fixed		Total
	Amount	%	Amount	%	Amount	%
Cash, cash equivalents and financial investments	1,149.6	89.81%	130.4	10.19%	1,280.0	100.00%
Loans and financing	2.2	2.42%	88.8	97.58%	91.0	100.00%

Summary of Company's Cash Equivalents and Post Fixed Financing
At December 31, 2019, the Company’s cash equivalents and post -fixed financing were indexed as follows:

	Without derivative effect		With derivative effect
	Amount	%	Amount	%
Cash equivalents and financial investments	64.9	100.00%	64.9	100.00%
CDI	64.9	100.00%	64.9	100.00%
Libor	—	0.00%	—	0.00%

Loans and financing	48.6	100.00%	88.8	100.00%
TJLP	0.7	1.44%	0.7	0.79%
Libor	19.8	40.74%	17.6	19.82%
CDI	—	0.00%	42.4	47.75%
SIFMA	28.1	57.82%	28.1	31.64%

Summary of Changes In Foreign Exchange Rates
At December 31, 2019, the Company had the following amounts of financial assets and liabilities denominated in several currencies:

	Consolidated
	12.31.2019	12.31.2018
Loans and financing
Brazilian reais	43.1	286.5
U.S. dollars	47.9	3,341.6
Euro	—	19.6

	91.0	3,647.7

Trade accounts payable
Brazilian reais	73.3	77.1
U.S. dollars	248.0	715.6
Euro	35.3	27.2
Other currencies	1.4	72.2

	358.0	892.1

Total (1)	449.0	4,539.8

Cash and cash equivalents and financial investments
Brazilian reais	128.7	406.5
U.S. dollars	1,044.0	2,746.8
Euro	105.7	47.7
Other currencies	1.5	6.8

	1,279.9	3,207.8

Trade accounts receivable:
Brazilian reais	6.3	10.7
U.S. dollars	120.0	274.2
Euro	23.1	33.1
Other currencies	—	—

	149.4	318.0

Total (2)	1,429.3	3,525.8

Net exposure (1 - 2):
Brazilian reais	(18.6)	(53.6)
U.S. dollars	(868.1)	1,036.2
Euro	(93.5)	(34.0)
Other currencies	(0.1)	65.4

Summary of Interest Risk Factor	Interest risk factor

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2019	-50%	-25%	Probable scenario	+25%	+50%
Cash equivalents and financial investments	CDI	64.9	(1.5)	(0.8)	(0.1)	0.6	1.3

Net impact	CDI	64.9	(1.5)	(0.8)	(0.1)	0.6	1.3

Loans and financing	LIBOR	(19.8)	0.2	0.1	—	(0.1)	(0.1)

Net impact	LIBOR	(19.8)	0.2	0.1	—	(0.1)	(0.1)

Loans and financing	TJLP	(0.7)	—	—	—	—	—

Net impact	TJLP	(0.7)	—	—	—	—	—

Rates considered	CDI	4.40%	2.15%	3.23%	4.30%	5.38%	6.45%
Rates considered	LIBOR	1.93%	0.89%	1.34%	1.79%	2.24%	2.68%
Rates considered	TJLP	5.95%	2.79%	4.18%	5.57%	6.96%	8.36%

(*)	The positive and negative variations of 25% and 50% were applied on the rates in effect at 12.31.2019

Summary of Foreign Exchange Risk Factor	Foreign exchange risk factor

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2019	-50%	-25%	Probable scenario	+25%	+50%
Assets		39.7	19.8	9.9	(0.1)	(10.0)	(20.1)

Cash, cash equivalents and financial	R$	128.7	64.2	32.0	(0.3)	(32.5)	(64.9)
Other assets	R$	(89.0)	(44.4)	(22.1)	0.2	22.5	44.8

Liabilities		(34.3)	(17.1)	(8.5)	0.1	8.7	17.3

Loans and financing	R$	(43.1)	(21.5)	(10.7)	0.1	10.9	21.7
Other liabilities	R$	8.8	4.4	2.2	—	(2.2)	(4.4)

Net impact		74.0	2.7	1.4	—	(1.3)	(2.8)

Exchange rate considered		4.0307	2.0200	3.0300	4.0400	5.0500	6.0600

(*)	The positive and negative variations of 25% and 50% were applied on the rates

Summary of Derivative Contracts	Derivative contracts

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2019	-50%	-25%	Probable scenario	+25%	+50%
Derivative Designated as Hedge Accounting
Interest swap - fair value hedge	CDI	1.5	0.6	0.3	—	(0.3)	(0.6)
Hedge destinated as cash flow	US$/R$	(0.1)	65.5	24.9	(2.5)	(37.6)	(81.6)
Other derivatives	CDI	(0.1)	(0.1)	—	—	—	—
Hedge desifnated as cash flow	LIBOR

Other derivatives
Interest swap	LIBOR	(0.1)	(0.1)	—	—	—	—
Foreign Exchange option	EUR/US$	0.3	(2.3)	(1.3)	(0.3)	0.8	1.8
	US$/R$	(4.0)	79.8	39.7	(0.4)	(40.5)	(80.6)

Total		(2.5)	143.4	63.6	(3.2)	(77.6)	(161.0)

Rate considered	LIBOR	1.93%	0.89%	1.34%	1.79%	2.24%	2.68%
Rate considered	CDI	4.40%	2.15%	3.23%	4.30%	5.38%	6.45%
Rate considered	US$/R$	4.031	2.020	3.030	4.040	5.050	6.060
Rate considered	LIBOR	1.121	0.560	0.840	1.120	1.400	1.680

(*)	The positive and negative variations of 25% and 50% were applied on the rates